SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2020 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	MUNICIPAL BONDS — 94.9%
	Albuquerque Bernalillo County Water Utility Authority (2005 NMFA Loan and Joint Water and Sewer System Improvements), Series A, 5.00% due 7/1/2026	$2,000,000	$ 2,355,400
	Albuquerque Bernalillo County Water Utility Authority (2007 NMFA Loan and Joint Water and Sewer System Improvements), 5.00% due 7/1/2031 - 7/1/2032	1,500,000	1,810,695
	Albuquerque Municipal School District No. 12 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding) GO,
	5.00% due 8/1/2031 - 8/1/2034	2,260,000	2,792,335
	Series A, 4.00% due 8/1/2029	1,300,000	1,423,721
	Albuquerque Municipal School District No. 12 (State Aid Withholding) GO, Series B, 5.00% due 8/1/2020	150,000	150,558
	Bernalillo County (Government Services),
	5.25% due 4/1/2027	300,000	363,006
	Series B, 5.70% due 4/1/2027	3,000,000	3,702,120
	Bernalillo County (Government Services; Insured: AMBAC), 5.25% due 10/1/2022 - 10/1/2025	8,295,000	9,785,469
	Bernalillo County (Government Services; Insured: Natl-IBC),
	Series B,
	5.00% due 4/1/2021	660,000	684,090
	5.70% due 4/1/2027	815,000	1,003,167
	Central New Mexico Community College (Campus Buildings Acquisition & Improvements) GO,
	4.00% due 8/15/2023	1,920,000	1,998,605
	Series A, 5.00% due 8/15/2021 - 8/15/2022	2,535,000	2,718,412
	City of Albuquerque (City Infrastructure Improvements),
	Series A,
	4.00% due 7/1/2020 - 7/1/2035	3,150,000	3,576,372
	5.00% due 7/1/2025 - 7/1/2034	2,500,000	2,960,506
	Series B, 4.00% due 7/1/2020	1,500,000	1,500,135
	City of Albuquerque (City Infrastructure Improvements) GO, Series A, 5.00% due 7/1/2026	870,000	1,090,989
	City of Albuquerque (I-25/Paseo del Norte Interchange), 5.00% due 7/1/2025 - 7/1/2027 (pre-refunded 7/1/2023)	1,095,000	1,246,045
	City of Albuquerque Refuse Removal & Disposal Revenue, 5.00% due 7/1/2030 - 7/1/2038	1,510,000	1,968,866
	City of Farmington (Arizona Public Service Co.-Four Corners Project),
	Series A, 4.70% due 5/1/2024	965,000	978,693
	Series B, 4.70% due 9/1/2024	4,000,000	4,056,680
	City of Las Cruces (Joint Utility System), Series A, 4.00% due 6/1/2021 - 6/1/2025	2,215,000	2,466,095
	City of Roswell, 4.00% due 8/1/2029	260,000	307,723
	City of Roswell (Joint Water and Sewer Improvement; Insured: BAM), 5.00% due 6/1/2026 - 6/1/2036	2,050,000	2,453,313
	City of Santa Fe, Series A, 5.00% due 6/1/2034 - 6/1/2038	1,870,000	2,321,261
	City of Santa Fe (El Castillo Retirement Residences), 4.50% due 5/15/2027	3,275,000	3,269,236
	City of Santa Fe (Public Facilities) GRT,
[a]	5.00% due 6/1/2028	930,000	1,088,825
	5.00% due 6/1/2029	950,000	1,110,502
	County of Sandoval GO, 5.00% due 8/1/2025 - 8/1/2029	2,015,000	2,541,623
	County of Santa Fe GO, 5.00% due 7/1/2024	825,000	970,695
	Guam Power Authority (Electric Power System; Insured: AGM), Series A, 5.00% due 10/1/2026	2,000,000	2,162,320
	Guam Waterworks Authority (Water and Wastewater System), 5.00% due 7/1/2035 - 7/1/2037	2,200,000	2,524,360
	Las Cruces School District No. 2 (State Aid Withholding) GO, 5.00% due 8/1/2025 - 8/1/2028	3,800,000	4,693,888
	New Mexico Educational Assistance Foundation (Student Loans), Series A-1, 5.00% due 12/1/2022	3,000,000	3,045,750
	New Mexico Finance Authority,
	5.00% due 6/1/2038	1,150,000	1,475,220
	Series B, 5.00% due 6/1/2032 - 6/1/2033	4,125,000	5,406,524
	Series D,
	5.00% due 6/15/2029	300,000	376,248
[a]	5.00% due 6/1/2033	695,000	872,732
	New Mexico Finance Authority (State Highway Infrastructure), Series A, 5.00% due 6/15/2026 - 6/15/2027	2,415,000	2,831,526
	New Mexico Finance Authority (The Public Project Revolving Fund Program), Series A, 5.00% due 6/15/2031	1,000,000	1,192,070
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Group), 5.00% due 7/1/2032	1,000,000	1,009,200
	New Mexico Hospital Equipment Loan Council (Haverland Carter Lifestyle Obligated Group), Series A, 5.00% due 7/1/2032 - 7/1/2034	1,310,000	1,345,324
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group), Series A, 5.00% due 8/1/2036 - 8/1/2038	2,955,000	3,700,427
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group; SPA Wells Fargo Bank, N.A.),
[b]	Series C, 0.12% due 8/1/2034 (put 7/1/2020)	1,000,000	1,000,000
[b]	Series D, 0.12% due 8/1/2034 (put 7/1/2020)	1,000,000	1,000,000
	New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services), 5.00% due 8/1/2031	1,750,000	2,126,646
	New Mexico Housing Authority (El Paseo Apartments; Insured: AMBAC) AMT, Series A, 5.30% due 12/1/2022	15,000	15,033
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements), 5.00% due 7/1/2020 - 7/1/2028	3,805,000	3,933,505
	New Mexico Institute of Mining and Technology (Campus Buildings Acquisition & Improvements; Insured: AGM), 4.00% due 12/1/2035 - 12/1/2040	2,595,000	2,960,423
	New Mexico Mortgage Finance Authority (Collateralized: GNMA, FNMA, FHLMC),
	Series C, 2.85% due 7/1/2031	630,000	679,827
	Series F,

SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2020 (Unaudited)

Issuer-Description		PRINCIPAL AMOUNT	VALUE
	2.60% due 7/1/2034	$ 610,000	$ 626,214
	2.85% due 7/1/2039	1,580,000	1,628,601
	3.50% due 7/1/2050	995,000	1,080,341
	New Mexico Mortgage Finance Authority (NIBP SFM Loan Program; Collateralized: GNMA, FNMA, FHLMC), 4.625% due 3/1/2028	560,000	584,052
	New Mexico Municipal Energy Acquisition Authority,
	Series A,
	4.00% due 5/1/2024	250,000	276,810
[b]	5.00% due 11/1/2039 (put 5/1/2025)	1,000,000	1,175,770
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements), Series A, 5.00% due 4/1/2032 - 4/1/2036	5,935,000	7,224,211
	Regents of New Mexico State University (Campus Buildings Acquisition & Improvements; Insured: BAM), Series A, 5.00% due 4/1/2030	1,440,000	1,795,450
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements),
	Series A,
	4.50% due 6/1/2034 - 6/1/2036	4,500,000	5,235,270
	6.00% due 6/1/2021	50,000	52,598
	Regents of the University of New Mexico (Campus Buildings Acquisition & Improvements; SPA U.S. Bank, N.A.),
[b]	0.15% due 6/1/2026 (put 7/7/2020)	1,875,000	1,875,000
[b]	Series C, 0.15% due 6/1/2030 (put 7/7/2020)	2,500,000	2,500,000
	Rio Rancho Public School District No. 94 (Insured: BAM) (State Aid Withholding) GO, 5.00% due 8/1/2020	550,000	552,041
	San Juan County (County Capital Improvements), Series B, 5.00% due 6/15/2028 - 6/15/2030	2,645,000	3,041,776
	Santa Fe County (County Buildings & Facilities) GRT, Series A, 5.00% due 6/1/2026 - 6/1/2027	940,000	1,135,111
	Santa Fe County (County Correctional System; Insured: AGM), 6.00% due 2/1/2027	1,250,000	1,485,312
	Santa Fe Gasoline Tax, 5.00% due 6/1/2024 - 6/1/2028	1,540,000	1,896,369
[c]	Santa Fe Public School District GO, 5.00% due 8/1/2021 - 8/1/2030	1,500,000	1,742,507
	State of New Mexico (Educational Facilities),
	5.00% due 7/1/2028	465,000	592,201
	Series A, 5.00% due 7/1/2025	2,040,000	2,458,282
[a]	Series B, 4.00% due 7/1/2020	225,000	225,023
	State of New Mexico GO, 5.00% due 3/1/2029	2,000,000	2,668,000
	Town of Silver City (Public Facility Capital Projects),
	Series A,
	4.00% due 6/1/2029	1,000,000	1,030,540
	4.25% due 6/1/2032	1,050,000	1,084,324
	Village of Los Ranchos de Albuquerque (Albuquerque Academy), 4.50% due 9/1/2040	3,080,000	3,093,336
	Zuni Public School District (Teacher Housing Projects), 5.00% due 8/1/2028	1,600,000	1,738,080
	Total Investments — 94.9% (Cost $143,935,596)		$151,843,379
	Other Assets Less Liabilities — 5.1%		8,183,406
	Net Assets — 100.0%		$160,026,785

Footnote Legend
a	Segregated as collateral for a when-issued security.
b	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule . The rates shown are those in effect on June 30, 2020.
c	When-issued security.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
FHLMC	Insured by Federal Home Loan Mortgage Corp.
FNMA	Collateralized by Federal National Mortgage Association
GNMA	Collateralized by Government National Mortgage Association
GO	General Obligation
GRT	Gross Receipts Tax
Natl-IBC	Insured by National Public Finance Gurantee Corp. and IBC Bank
SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg New Mexico Intermediate Municipal Fund (the “Fund”) is a non-diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class D, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg New Mexico Intermediate Municipal Fund	June 30, 2020 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.